Disclosure -RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTT (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues, net	$ 2,772,241	$ 2,922,241
Salaries and wages	2,243,852	2,459,586
Total operating expenses	6,608,566	7,289,564
Net loss	(6,194,217)	(4,700,315)
Foreign currency translation adjustment	(7,934)	(158,857)
Comprehensive loss	$ (6,202,151)	$ (4,859,172)
EARNINGS PER SHARE - Basic	$ (13.09)	$ (14.08)
EARNINGS PER SHARE - Diluted	$ (13.09)	$ (14.08)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic	473,200	333,884
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted	473,200	333,884
Previously Reported [Member]
Revenues, net		$ 2,931,243
Cost of revenues		699,329
Gross profit		2,231,914
General and administrative		1,555,190
Salaries and wages		1,633,599
Sales and marketing		155,371
Contracted services		1,472,722
Impairment expense / loss on asset write-off		612,072
Total operating expenses		5,428,954
Loss from operations		(3,197,040)
Gain on settlement of liabilities and other		319,906
Interest income		63,689
Interest expense		(244,166)
Total other income (expense), net		139,429
Net loss before income taxes		(3,057,611)
Income tax benefit (expense)		486,278
Net loss		(2,571,333)
Foreign currency translation adjustment		(46,068)
Comprehensive loss		$ 2,617,401
EARNINGS PER SHARE - Basic		$ 7.74
EARNINGS PER SHARE - Diluted		$ 7.74
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic		332,064
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted		332,064
Scenario, Adjustment [Member]
Revenues, net		$ 9,002
Cost of revenues		(2,147)
Gross profit		(6,855)
General and administrative		(212,722)
Salaries and wages		825,987
Sales and marketing		(476)
Contracted services		(1,940)
Impairment expense / loss on asset write-off		1,249,761
Total operating expenses		1,860,610
Loss from operations		(1,867,465)
Gain on settlement of liabilities and other		(148,475)
Interest income		(63,689)
Interest expense		(47,859)
Total other income (expense), net		(260,023)
Net loss before income taxes		(2,127,488)
Income tax benefit (expense)		(1,494)
Net loss		(2,128,982)
Foreign currency translation adjustment		(112,789)
Comprehensive loss		$ 2,241,771
EARNINGS PER SHARE - Basic		$ 6.34
EARNINGS PER SHARE - Diluted		$ 6.34
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic		1,820
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted		1,820
Revision of Prior Period, Adjustment [Member]
Revenues, net		$ 2,922,241
Cost of revenues		697,182
Gross profit		2,225,059
General and administrative		1,342,468
Salaries and wages		2,459,586
Sales and marketing		154,895
Contracted services		1,470,782
Impairment expense / loss on asset write-off		1,861,833
Total operating expenses		7,289,564
Loss from operations		(5,064,505)
Gain on settlement of liabilities and other		171,431
Interest income
Interest expense		(292,025)
Total other income (expense), net		(120,594)
Net loss before income taxes		(5,185,099)
Income tax benefit (expense)		484,784
Net loss		(4,700,315)
Foreign currency translation adjustment		(158,857)
Comprehensive loss		$ 4,859,172
EARNINGS PER SHARE - Basic		$ 14.08
EARNINGS PER SHARE - Diluted		$ 14.08
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic		333,884
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted		333,884